Investment in joint ventures and associates - Investment in Joint Venture and Associates (Details) - ARS ($) $ in Thousands										12 Months Ended
	Nov. 19, 2024	Aug. 23, 2024	Jul. 04, 2024	Dec. 27, 2023	Oct. 18, 2023	Jul. 12, 2023	Apr. 19, 2023	Feb. 27, 2023	Aug. 21, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates										$ 23,817,993	$ 26,929,047
Income taxes refund	$ 647,945	$ 477,730	$ 291,537	$ 264,257	$ 1,852,294	$ 647,946	$ 150,081	$ 2,375,465	$ 4,528,453	2,898,298	2,491,499	$ 309,000
Previously stated
Investment in Joint Ventures and Associates
Income taxes refund		$ 427,401	$ 250,377		$ 600,969		$ 29,205	$ 396,030
Rombo Cía. Financiera S.A.
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates										$ 10,358,064	6,701,552
BBVA Argentina Ownership and Voting Power (in percentages)										40.00%
BBVA Argentina Ownership and Voting Power (in percentages)										40.00%
BBVA Seguros Argentina S.A.
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates										$ 7,416,514	10,256,766
BBVA Argentina Ownership and Voting Power (in percentages)										12.22%
BBVA Argentina Ownership and Voting Power (in percentages)										12.22%
Interbanking S.A.
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates										$ 3,375,717	4,595,583
BBVA Argentina Ownership and Voting Power (in percentages)										11.11%
BBVA Argentina Ownership and Voting Power (in percentages)										11.11%
Play Digital S.A.
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates										$ 1,930,078	4,252,970
BBVA Argentina Ownership and Voting Power (in percentages)										11.56%
BBVA Argentina Ownership and Voting Power (in percentages)										11.56%
Openpay Argentina S.A.
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates										$ 737,620	$ 1,122,176
BBVA Argentina Ownership and Voting Power (in percentages)										12.51%
BBVA Argentina Ownership and Voting Power (in percentages)										12.51%